Major Accounting Policies - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property plant and equipment
Property, plant and equipment, at cost	$ 2,295,610	$ 2,139,414
Buildings
Property plant and equipment
Property, plant and equipment, at cost	$ 316,398	322,495
Buildings | Minimum
Property plant and equipment
Estimated Useful Service Lives	20 years
Buildings | Maximum
Property plant and equipment
Estimated Useful Service Lives	40 years
Building and leasehold improvements
Property plant and equipment
Property, plant and equipment, at cost	$ 177,306	167,552
Building and leasehold improvements | Minimum
Property plant and equipment
Estimated Useful Service Lives	6 years
Building and leasehold improvements | Maximum
Property plant and equipment
Estimated Useful Service Lives	20 years
Machinery and equipment
Property plant and equipment
Property, plant and equipment, at cost	$ 1,501,452	1,364,231
Machinery and equipment | Minimum
Property plant and equipment
Estimated Useful Service Lives	2 years
Machinery and equipment | Maximum
Property plant and equipment
Estimated Useful Service Lives	10 years
Furniture and fixtures
Property plant and equipment
Property, plant and equipment, at cost	$ 155,423	$ 157,104
Furniture and fixtures | Minimum
Property plant and equipment
Estimated Useful Service Lives	2 years
Furniture and fixtures | Maximum
Property plant and equipment
Estimated Useful Service Lives	10 years